Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Commitments
19.	COMMITMENTS
Purchase Obligations
—The Company has long-term agreements with suppliers and other parties related to licensing data used in its products and services, outsourced data center, disaster recovery, and software as a service that expire at various dates through 2031. As of March 31, 2022, there were no material changes from the amounts disclosed as of December 31, 2021.
Guarantees—
The Company’s services and solutions are typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and substantially in accordance with the Company’s services and solutions documentation under normal use and circumstances. The Company’s services and solutions are generally warranted to be performed in a professional manner and to materially conform to the specifications set forth in the related customer contract. The Company’s arrangements also include certain provisions for indemnifying customers against liabilities if its services and solutions infringe a third party’s intellectual property rights.
To date, the Company has not incurred any material costs as a result of such indemnifications or commitments and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.
Employment Agreements
—The Company is a party to employment agreements with key employees that provide for compensation and certain other benefits. These agreements also provide for severance and bonus payments under certain circumstances.

22.	COMMITMENTS
Purchase Obligations
—The Company has long-term agreements with suppliers and other parties related to licensing data used in its solutions and services, outsourced data center, disaster recovery, and software as a service that expire at various dates through 2031. Under the terms of these agreements with suppliers, the Company has future minimum obligations as of December 31, 2021 as follows (in thousands):

Years Ending December 31:
2022	$23,560
2023	17,143
2024	11,384
2025	10,247
2026	10,254
Thereafter	50,987

Total	$123,575

Guarantees
—The Company’s services and solutions are typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and substantially in accordance with the Company’s services and solutions documentation under normal use and circumstances. The Company’s services and solutions are generally warranted to be performed in a professional manner and to materially conform to the specifications set forth in the related customer contract. The Company’s arrangements also include certain provisions for indemnifying customers against liabilities if its services and solutions infringe a third party’s intellectual property rights.
To date, the Company has not incurred any material costs as a result of such indemnifications or commitments and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.
Employment Agreements
—The Company is a party to employment agreements with key employees that provide for compensation and certain other benefits. These agreements also provide for severance payments and bonus under certain circumstances.